Schedule of Summarized Financial Information for Equity Investees Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 8,984	$ 10,825	$ 12,668
Operating income	1,632	2,823	4,021
Net income	$ 925	$ 1,679	$ 2,451